Vanguard Intermediate-Term Tax-Exempt Bond ETF Expense Example - ETF Prospectus [Member] - Vanguard Intermediate-Term Tax-Exempt Bond ETF - ETF Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103